Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
May 1, 2023
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:
Thrivent Series Fund, Inc. (the “Registrant”)
1933 Act File No. 033-03677
1940 Act File No. 811-04603
Post-effective Amendment No. 69 to the Registration Statement on Form N-1A (the “Amendment”)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies on behalf of the Registrant that the form of the Registrant’s prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in the registration statement that was filed electronically on April 28, 2023.
Please contact me at (612) 844-7190 if you have any questions.
Sincerely,
/s/ John D. Jackson
John D. Jackson Secretary and Chief Legal Officer